Regulatory Matters (Tables) - Virginia Electric and Power Company	Nov. 18, 2019
Public Utilities, General Disclosures [Line Items]
Schedule of Additional Significant Riders Associated with Various Virginia Power Projects
Additional significant riders associated with various Virginia Power projects are as follows:

Rider Name	Application Date	Approval Date	Rate Year Beginning	Total Revenue Requirement (millions)	Increase (Decrease) Over Previous Year (millions)
Rider S	June 2018	February 2019	April 2019	$215	$(3)
Rider GV	June 2018	February 2019	April 2019	120	38
Rider W	June 2018	February 2019	April 2019	105	(4)
Rider R	June 2018	February 2019	April 2019	57	(9)
Rider B	June 2018	February 2019	April 2019	38	(9)
Rider BW	October 2018	Pending	September 2019	123	7
Rider US-2	October 2018	Pending	September 2019	16	3
Rider E	December 2018	Pending	November 2019	114	N/A

Summary of Virginia Power Electric Transmission Project Approved or Applied
Additional significant Virginia Power electric transmission projects approved and applied for in 2018 are as follows:

Description and Location of Project	Application Date	Approval Date	Type of Line	Miles of Lines	Cost Estimate (millions)
Rebuild and operate existing 115 kV transmission lines between the Possum Point Switching Station and Northern Virginia Electric Cooperative’s Smoketown delivery point	June 2017	February 2018	230 kV	9	$20
Rebuild and operate between the Dooms substation and the Valley substation, along with associated substation work	September 2017	September 2018	500 kV	18	65
Build and operate between the Idylwood and Tysons substations, along with associated substation work	November 2017	September 2018	230 kV	4	125
Rebuild and operate between the Chesterfield and Hopewell substations, along with associated substation work	May 2018	November 2018	230 kV	8	30
Rebuild and operate between the Chesterfield and Lakeside substations, along with associated substation work	May 2018	December 2018	230 kV	21	35
Rebuild and operate between the Landstown and Thrasher substations, along with associated substation work	June 2018	December 2018	230 kV	8.5	20
Partial rebuild of overhead transmission lines in Alleghany County, Virginia and Covington, Virginia	August 2018	Pending	138 kV	5	15
Build a new substation and connect three existing transmission lines thereto in Fluvanna County, Virginia	October 2018	Pending	230 kV	<1	30